SHARE-BASED PAYMENTS - Schedule of Charges to the Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 289	£ 179	£ 81
Executive and SAYE plans:
Executive and SAYE plans	52	47	75
Share plans:
Share plans	35	42	40
Total charge to the income statement	376	268	196
Options granted in the year
Executive and SAYE plans:
Executive and SAYE plans	10	10	13
Share plans:
Share plans	9	18	16
Options granted in prior years
Executive and SAYE plans:
Executive and SAYE plans	42	37	62
Share plans:
Share plans	£ 26	£ 24	£ 24